Activities of Orange Bank - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Non-current	€ 1,259		€ 1,617	€ 1,464
Non-current financial assets	1,208		2,282	2,247
Non-current derivatives, assets	562		263	213
Current financial assets related to banking activities	3,095		3,075	3,275
Current financial assets	4,766		2,748	2,686
Current derivatives, assets	12		139	34
Cash and cash equivalents	6,481		5,634	5,810	€ 6,355
Non-current liabilities related to Orange Bank activities	0
Non-current financial liabilities	33,148	€ 26,322	26,749	26,293
Non-current derivatives liabilities	487		775	1,002
Current liabilities related to Orange Bank activities	4,279		4,835	4,941
Current financial liabilities	3,925	€ 7,103	7,270	6,030
Current derivatives liabilities	22		133	34
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,235
Non-current derivatives, assets	562
Current financial assets	4,766
Current derivatives, assets	12
Cash and cash equivalents	6,112		5,081	5,333	6,267
Non-current financial liabilities	33,148
Non-current derivatives liabilities	413
Current financial liabilities	3,928
Current derivatives liabilities	22
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current	1,259
Current financial assets related to banking activities	3,098
Cash and cash equivalents	369		553	477	€ 88
Non-current liabilities related to Orange Bank activities	27
Non current debt related to banking activities	27
Non-current derivatives liabilities	74
Current liabilities related to Orange Bank activities	4,280		€ 4,835	4,941
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)			€ (27)
Current financial assets related to banking activities	(3)
Non-current liabilities related to Orange Bank activities	(27)
Non current debt related to banking activities	(27)
Non-current financial liabilities	(27)
Current financial liabilities	€ (3)